Operating Segment Information and Concentrations of Risk - Summary of Operating Segments (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Segment Reporting Information [Line Items]
Net sales	$ 3,614.7	$ 2,908.7	$ 2,606.8
Operating income	682.6	472.8	342.5
Depreciation and amortization	161.8	135.0	131.5
Total Identifiable Assets	4,243.2	4,089.0
Operating Segments
Segment Reporting Information [Line Items]
Operating income	930.5	719.0	472.0
Total Identifiable Assets	2,622.6	2,417.3
General Corporate
Segment Reporting Information [Line Items]
Operating income	(247.9)	(246.2)	(129.5)
Depreciation and amortization	2.8	2.8	3.2
Total Identifiable Assets	1,620.6	1,671.7
North America Fiber Cement
Segment Reporting Information [Line Items]
Net sales	2,551.3	2,040.2	1,816.4
North America Fiber Cement | Operating Segments
Segment Reporting Information [Line Items]
Operating income	741.2	585.5	429.3
Depreciation and amortization	114.4	89.1	88.7
Total Identifiable Assets	1,434.8	1,273.9
Asia Pacific Fiber Cement
Segment Reporting Information [Line Items]
Net sales	574.9	458.2	418.4
Asia Pacific Fiber Cement | Operating Segments
Segment Reporting Information [Line Items]
Operating income	160.8	124.8	58.5
Depreciation and amortization	13.6	13.9	12.7
Total Identifiable Assets	429.1	371.0
Europe Building Products
Segment Reporting Information [Line Items]
Net sales	488.5	410.3	371.4
Europe Building Products | Operating Segments
Segment Reporting Information [Line Items]
Operating income	62.9	37.6	11.2
Depreciation and amortization	29.8	28.0	25.6
Total Identifiable Assets	745.2	762.1
Other Businesses
Segment Reporting Information [Line Items]
Net sales	0.0	0.0	0.6
Other Businesses | Operating Segments
Segment Reporting Information [Line Items]
Depreciation and amortization	0.0	0.0	0.2
Research and Development | Operating Segments
Segment Reporting Information [Line Items]
Operating income	(34.4)	(28.9)	(27.0)
Depreciation and amortization	1.2	1.2	$ 1.1
Total Identifiable Assets	$ 13.5	$ 10.3